Fair Value Measurements	8 Months Ended
Sep. 30, 2024
Fair Value Measurements [Abstract]
Fair Value Measurements

4. Fair Value Measurements

The following tables present the Company’s fair value hierarchy for financial assets measured as of September 30, 2024 (in thousands):

	Fair Value Measurements as of September 30, 2024
	Level 1	Level 2	Level 3	Total
Financial assets:
Money market funds	$403,322	$—	$—	$403,322
Total financial assets	$403,322	$—	$—	$403,322

There were no transfers between Level 1, Level 2, or Level 3 during the period from February 6, 2024 (inception) to September 30, 2024.